Service Shares | Federated Automated Government Cash Reserves
Federated Automated Government Cash Reserves (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income with stability of principal and liquidity.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Services Share (SS) of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Service Shares Federated Automated Government Cash Reserves SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Service Shares Federated Automated Government Cash Reserves SS
Management Fee		0.50%
Distribution (12b-1) Fee		none
Other Expenses		0.66%
Total Annual Fund Operating Expenses		1.16%
Fee Waivers and/or Expense Reimbursements	[1]	0.57%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.59%
[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.59% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) July 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Service Shares Federated Automated Government Cash Reserves SS
1 Year	118
3 Years	368
5 Years	638
10 Years	1,409

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund invests only in a portfolio of short-term U.S. Treasury and government securities that pay interest exempt from state personal income tax.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Bank System and Tennessee Valley Authority. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government. Finally, the Fund may invest in government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities, including the Farm Credit System.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).

Because the Fund refers to government investments in its name, the SEC requires the Fund to notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest less than 80% of its net assets (plus any borrowings for investment purposes) in government investments.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
  Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund.  Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling the Fund at 1-800-341-7400.
Federated Automated Government Cash Reserves - SS Class

The Fund's SS class total return for the three-month period from January 1, 2014 to March 31, 2014, was 0.00%.

Within the period shown in the bar chart, the Fund's SS class highest quarterly return was 1.18% (quarter ended September 30, 2006). Its lowest quarterly return was 0.00% (quarter ended March 31, 2011).
Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2013.
Average Annual Total Returns	Service Shares Federated Automated Government Cash Reserves SS
1 Year	0.01%
5 Years	0.04%
10 Years	1.48%

The Fund's 7-Day Net Yield as of December 31, 2013, was 0.01%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.